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                              William Blair Funds
                                  24 f (2) NT
                             File Number 811-5344

                               October 31, 2012

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

   1    William Blair Funds
        222 West Adams Street
        Chicago, IL 60606

                                                                       SEC SERIES ID   SEC CLASS ID
   2    FUND NAME                                                      -------------   ------------
        Macro Allocation Fund Class N                                   S000034624      C000106600
        Macro Allocation Fund Class I                                   S000034624      C000106601
        Macro Allocation Fund Institutional Class                       S000034624      C000106602
        Commodity Strategy Long/Short Fund Class N                      S000034634      C000106631
        Commodity Strategy Long/Short Fund Class I                      S000034634      C000106632
        Commodity Strategy Long/Short Fund Institutional Class          S000034634      C000106633

   3    811-5344

4(a)    October 31, 2012

4(b)

4(c)

   5

                                                                (i)                     $48,614,328

                                                               (ii)       $3,491,971

                                                              (iii)                0

                                                               (iv)                      $3,491,971

                                                                (v)                     $45,122,357

                                                               (vi)                0

                                                              (vii)                        0.01364%

                                                             (viii)                       $6,154.69

   6                                                 Not applicable

   7

   8                                                      $6,154.69
        -------------------------------------------------------------
   9                                                              X    wire transfer
        -------------------------------------------------------------

  by    Colette M. Garavalia
        Treasurer

        January 29, 2013
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